Commitments and Contingencies (Details) - Motive Capital Corp [Member]	12 Months Ended
Dec. 31, 2021 USD ($) item $ / shares shares
Underwriting cash discount per unit | $ / shares	$ 0.35
Aggregate underwriter cash discount | $	$ 14,490,000
Maximum number of demands for registration of securities | item	3
Over-allotment option
Period to exercise the over-allotment option	45 days
Additional units granted to underwriters to purchase | shares	5,400,000